Transactions with Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2022	2021	2020
Directors’ remuneration	£	£	£
Salaries and fees(1)	4,037,116	3,828,333	3,913,865
Performance-related payments(2)	3,701,569	3,431,294	479,037
Other fixed remuneration (allowances and non-cash benefits)	906,201	806,103	1,047,986
Expenses	13,004	3,705	2,579
Total remuneration	8,657,890	8,069,435	5,443,467

	2022	2021	2020
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	15,641,669	18,831,380	16,106,627
Post-employment benefits	740,333	913,842	1,832,544
Compensation for loss of office(3)	1,540,400	—	275,000
Total compensation	17,922,402	19,745,222	18,214,171
(1)2021 and 2020 salaries and fees have been restated to reflect fees earned in respect of services rendered during the year. Fees of £7,463 have been reallocated from 2021 to 2020.
(2)2021 and 2020 Performance related payments have been restated to account for 36% of Directors and selected KMP awards being subject to long-term metrics. Performance against these metrics can decrease the award to 0% and may not increase the award value. Previously, the value of the Variable Pay Plan awards have been disclosed in full which has resulted in an overstatement post the application of performance conditions. The value of the 2021 and 2020 Variable Pay Plan awards subject to long-term performance conditions will be disclosed after the close of the performance period upon vesting. In addition to the remuneration in the table above, no grants of shares in Banco Santander SA were made to Directors and KMPs as part of buy-outs of deferred performance-related payments in connection with previous employment in 2022 (2021: one to a KMP with a value of £107,225, of which £25,413 vested in the year, 2020: one to a Director of £1,293,678 of which £242,605 vested in the year and one to a KMP of £924,133 of which £60,500 vested in the year). A payment of guaranteed variable remuneration of £660,648 was made to a Director in 2022 (2021: £nil, 2020: £nil) part of which was awarded in Banco Santander SA shares. The element of the guaranteed remuneration which vested in respect of 2022 has been disclosed above, 40%, and the remaining 60% will be disclosed upon vesting.
(3)     Compensation for loss of office was paid to three KMPs in 2022 totalling £1,540,400 (2021: £nil, 2020: one KMP: £275,000).

Summary of Transactions with Directors, Other Key Management Personnel
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2022		2021
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	4	27	9	1,825
Net movements	2	620	(5)	(1,798)
At 31 December	6	647	4	27

Deposit, bank and instant access accounts and investments
At 1 January	16	6,427	16	8,063
Net movements	—	(3,432)	—	(1,636)
At 31 December	16	2,995	16	6,427